Reverse Merger - Schedule of Company Obtained Assets and Liabilities (Detail) $ in Thousands	Sep. 11, 2023 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 69,738
Other current assets	2,473
Accrued liabilities	(386)
Net assets acquired	$ 71,825